Condensed Consolidated Statements of Changes in Preferred Interests and Members' Deficit - USD ($)		Total	Spartacus Acquisition Shelf Corp	Spartacus Acquisition Corp		Common Stock Spartacus Acquisition Shelf Corp	Accumulated Deficit	Accumulated Deficit Spartacus Acquisition Shelf Corp	Accumulated Deficit Spartacus Acquisition Corp		Additional Paid-in Capital	Additional Paid-in Capital Spartacus Acquisition Corp		Redeemable Class C Convertible Preferred Units	Redeemable Class D Convertible Preferred Units	Total Preferred Interests Value	Class B-1 Common Units	Class B-2 Common Units	Class B-3 Common Units	Class B-4 Common Units	Accumulated Other Comprehensive (Loss)	Class A Common Stock	Class A Common Stock Spartacus Acquisition Corp		Class B Common Stock Spartacus Acquisition Corp
Balance at Dec. 31, 2018		$ (246,869,000)					$ (246,799,000)							$ 10,520,000	$ 244,759,000	$ 255,279,000					$ (71,000)	$ 1,000
Balance (in Shares) at Dec. 31, 2018														13,361,628	63,218,089		5,274,202	250,000	250,000			10,733,375
Cancellation of Common Units (in Shares)																	(99,305)
Issuance of Preferred Class D Units in exchange for debt extinguishment (net of issuance costs)		17,759,000									17,759,000				$ 785,000	785,000
Issuance of Preferred Class D Units in exchange for debt extinguishment (net of issuance costs) (in Shares)															8,120,409
Equity-based compensation expense		70,000									70,000
Exercise of Common Unit Options		4,000									4,000
Exercise of Common Unit Options (in Shares)																						8,000
Issuance of common warrants		464,000									464,000
Change in Redemption Value		(80,468,000)					(62,171,000)				(18,297,000)			$ 840,000	$ 79,628,000	80,468,000
Net loss		(18,302,000)					(18,302,000)
Foreign currency translation adjustment		(13,000)																			(13,000)
Balance at Dec. 31, 2019		(327,355,000)					(327,272,000)							$ 11,360,000	$ 325,172,000	336,532,000					(84,000)	$ 1,000
Balance (in Shares) at Dec. 31, 2019														13,361,628	71,338,498		5,174,897	250,000	250,000			10,741,375
Equity-based compensation expense		22,000									22,000
Issuance of common warrants		31,000									31,000
Change in Redemption Value		(7,965,000)					(7,912,000)				(53,000)			$ 216,000	$ 7,749,000	7,965,000
Net loss		(7,113,000)					(7,113,000)
Foreign currency translation adjustment		(32,000)																			(32,000)
Balance at Mar. 31, 2020		(342,413,000)					(342,297,000)							$ 11,576,000	$ 332,921,000	344,497,000					(116,000)	$ 1,000
Balance (in Shares) at Mar. 31, 2020														13,361,628	71,338,498		5,174,897	250,000	250,000			10,741,375
Balance at Dec. 31, 2019		(327,355,000)					(327,272,000)							$ 11,360,000	$ 325,172,000	336,532,000					(84,000)	$ 1,000
Balance (in Shares) at Dec. 31, 2019														13,361,628	71,338,498		5,174,897	250,000	250,000			10,741,375
Cancellation of Common Units (in Shares)																	(4,356,299)	(250,000)	(250,000)
Equity-based compensation expense		7,363,000									7,363,000
Exercise of Common Unit Options		3,000									2,000											$ 1,000
Exercise of Common Unit Options (in Shares)																						12,000
Issuance of Common Units (in Shares)																	4,344,218	250,000	250,000	4,483,971
Issuance of common warrants		31,000									31,000
Change in Redemption Value		(33,072,000)					(25,676,000)				(7,396,000)			$ 519,000	$ 32,553,000	33,072,000
Net loss		(137,336,000)					(137,336,000)
Foreign currency translation adjustment		(12,000)																			(12,000)
Balance at Dec. 31, 2020		(490,378,000)		$ 5,000,001			(490,284,000)		$ (3,733,764)			$ 8,732,931		$ 11,879,000	$ 357,725,000	369,604,000					(96,000)	$ 2,000	$ 334		$ 500
Balance (in Shares) at Dec. 31, 2020														13,361,628	71,338,498		5,162,816	250,000	250,000	4,483,971		10,753,375	3,340,686		5,000,000
Balance at Mar. 31, 2020		(342,413,000)					(342,297,000)							$ 11,576,000	$ 332,921,000	344,497,000					(116,000)	$ 1,000
Balance (in Shares) at Mar. 31, 2020														13,361,628	71,338,498		5,174,897	250,000	250,000			10,741,375
Equity-based compensation expense		16,000									16,000
Exercise of Common Unit Options (in Shares)																						2,000
Change in Redemption Value		(8,234,000)					(8,218,000)				(16,000)			$ 217,000	$ 8,017,000	8,234,000
Net loss		(9,486,000)					(9,486,000)
Balance at Jun. 30, 2020		(360,117,000)					(360,001,000)							$ 11,793,000	$ 340,938,000	352,731,000					(116,000)	$ 1,000
Balance (in Shares) at Jun. 30, 2020														13,361,628	71,338,498		5,174,897	250,000	250,000			10,743,375
Equity-based compensation expense		15,000									15,000
Change in Redemption Value		(8,426,000)					(8,411,000)				(15,000)			$ 86,000	$ 8,340,000	8,426,000
Net loss		(6,814,000)					(6,814,000)
Foreign currency translation adjustment		14,000																			14,000
Balance at Sep. 30, 2020		(375,328,000)		23,127	[1]		(375,226,000)		(1,873)	[1]		24,425	[1]	$ 11,879,000	$ 349,278,000	361,157,000					(102,000)	$ 1,000		[1]	$ 575	[1]
Balance (in Shares) at Sep. 30, 2020														13,361,628	71,338,498		5,174,897	250,000	250,000			10,743,375			5,750,000	[1],[2]
Balance at Aug. 10, 2020	[1]
Balance (in Shares) at Aug. 10, 2020
Class B common stock issued to Sponsor	[1]			25,000								24,425													$ 575
Class B common stock issued to Sponsor (in Shares)	[1],[2]																								5,750,000
Net loss	[1]			(1,873)					(1,873)
Balance at Sep. 30, 2020		(375,328,000)		23,127	[1]		(375,226,000)		(1,873)	[1]		24,425	[1]	$ 11,879,000	$ 349,278,000	361,157,000					(102,000)	$ 1,000		[1]	$ 575	[1]
Balance (in Shares) at Sep. 30, 2020														13,361,628	71,338,498		5,174,897	250,000	250,000			10,743,375			5,750,000	[1],[2]
Balance at Aug. 10, 2020	[1]
Balance (in Shares) at Aug. 10, 2020
Class B common stock issued to Sponsor				25,000								24,281													$ 719
Class B common stock issued to Sponsor (in Shares)																									7,187,500
Cancellation of Class B common stock												144													$ (144)
Cancellation of Class B common stock (in Shares)																									(1,437,500)
Sale of 20,000,000 Units on October 19, 2020 through public offering				200,000,000								199,998,000											$ 2,000
Sale of 20,000,000 Units on October 19, 2020 through public offering (in Shares)																							20,000,000
Sale of 8,750,000 Private Placement Warrants on October 19, 2020				8,750,000								8,750,000
Forfeiture of Class B common stock												75													$ (75)
Forfeiture of Class B common stock (in Shares)																									(750,000)
Underwriters’ discount				(4,000,000)								(4,000,000)
Deferred underwriters’ discount				(7,000,000)								(7,000,000)
Other offering costs				(516,309)								(516,309)
Initial classification of warrant liability				(20,037,500)								(20,037,500)
Transaction costs allocated to warrant liability				604,606								604,606
Reclassification of common stock subject to possible redemption				(169,092,032)								(169,090,366)											$ (1,666)
Reclassification of common stock subject to possible redemption (in Shares)																							(16,659,314)
Net loss				(3,733,764)					(3,733,764)
Balance at Dec. 31, 2020		(490,378,000)		5,000,001			(490,284,000)		(3,733,764)			8,732,931		$ 11,879,000	$ 357,725,000	369,604,000					(96,000)	$ 2,000	$ 334		$ 500
Balance (in Shares) at Dec. 31, 2020														13,361,628	71,338,498		5,162,816	250,000	250,000	4,483,971		10,753,375	3,340,686		5,000,000
Equity-based compensation expense		363,000									363,000
Issuance of common warrants		232,000									232,000
Change in Redemption Value		(8,188,000)					(7,593,000)				(595,000)				$ 8,188,000	8,188,000
Net loss		(27,068,000)					(27,068,000)
Foreign currency translation adjustment		(1,000)																			(1,000)
Balance at Mar. 31, 2021		(525,040,000)					(524,945,000)							$ 11,879,000	$ 365,913,000	377,792,000					(97,000)	$ 2,000
Balance (in Shares) at Mar. 31, 2021														13,361,628	71,338,498		5,162,816	250,000	250,000	4,483,971		10,753,375
Balance at Dec. 31, 2020		(490,378,000)		5,000,001			(490,284,000)		(3,733,764)			8,732,931		$ 11,879,000	$ 357,725,000	369,604,000					(96,000)	$ 2,000	$ 334		$ 500
Balance (in Shares) at Dec. 31, 2020														13,361,628	71,338,498		5,162,816	250,000	250,000	4,483,971		10,753,375	3,340,686		5,000,000
Net loss				(12,387,895)					(12,387,895)
Change in Class A common stock subject to possible redemption				21,569					21,569
Balance at Sep. 30, 2021		(601,425,000)	$ (293,081)	(41,372,140)			(601,659,000)	$ (293,081)	(41,372,640)		347,000			$ 11,879,000	$ 371,556,000	383,435,000					(115,000)	$ 2,000			$ 500
Balance (in Shares) at Sep. 30, 2021														13,361,628	71,338,498		5,162,816	250,000	250,000	4,483,971		10,766,604			5,000,000
Balance at Mar. 31, 2021		(525,040,000)					(524,945,000)							$ 11,879,000	$ 365,913,000	377,792,000					(97,000)	$ 2,000
Balance (in Shares) at Mar. 31, 2021														13,361,628	71,338,498		5,162,816	250,000	250,000	4,483,971		10,753,375
Equity-based compensation expense		325,000									325,000
Change in Redemption Value		(5,643,000)					(5,318,000)				(325,000)				$ 5,643,000	5,643,000
Net loss		(38,975,000)					(38,975,000)
Foreign currency translation adjustment		1,000																			1,000
Balance at Jun. 30, 2021		(569,332,000)	(208,498)	(33,422,760)	[3]		(569,238,000)	(208,498)	(33,423,260)	[3]			[3]	$ 11,879,000	$ 371,556,000	383,435,000					(96,000)	$ 2,000		[3]	$ 500	[3]
Balance (in Shares) at Jun. 30, 2021														13,361,628	71,338,498		5,162,816	250,000	250,000	4,483,971		10,753,375		[3]	5,000,000	[3]
Balance at May. 20, 2021
Balance (in Shares) at May. 20, 2021
Cancellation of Common Units (in Shares)			100
Net loss			$ (2,792)					(2,792)
Balance at May. 31, 2021			(2,792)					(2,792)
Balance (in Shares) at May. 31, 2021
Balance at May. 20, 2021
Balance (in Shares) at May. 20, 2021
Other offering costs			$ 250,000,000
Cancellation of Common Units (in Shares)			100
Net loss			$ (293,081)					(293,081)
Balance at Sep. 30, 2021		(601,425,000)	(293,081)	(41,372,140)			(601,659,000)	(293,081)	(41,372,640)		347,000			$ 11,879,000	$ 371,556,000	383,435,000					(115,000)	$ 2,000			$ 500
Balance (in Shares) at Sep. 30, 2021														13,361,628	71,338,498		5,162,816	250,000	250,000	4,483,971		10,766,604			5,000,000
Balance at Jun. 30, 2021		(569,332,000)	(208,498)	(33,422,760)	[3]		(569,238,000)	(208,498)	(33,423,260)	[3]			[3]	$ 11,879,000	$ 371,556,000	383,435,000					(96,000)	$ 2,000		[3]	$ 500	[3]
Balance (in Shares) at Jun. 30, 2021														13,361,628	71,338,498		5,162,816	250,000	250,000	4,483,971		10,753,375		[3]	5,000,000	[3]
Equity-based compensation expense		345,000									345,000
Exercise of Common Unit Options		2,000									2,000
Exercise of Common Unit Options (in Shares)																						13,229
Net loss		(32,421,000)	(84,583)	(7,946,261)			(32,421,000)	(84,583)	(7,946,261)
Foreign currency translation adjustment		(19,000)																			(19,000)
Change in Class A common stock subject to possible redemption				(3,119)					(3,119)
Balance at Sep. 30, 2021		$ (601,425,000)	$ (293,081)	$ (41,372,140)			$ (601,659,000)	$ (293,081)	$ (41,372,640)		$ 347,000			$ 11,879,000	$ 371,556,000	$ 383,435,000					$ (115,000)	$ 2,000			$ 500
Balance (in Shares) at Sep. 30, 2021														13,361,628	71,338,498		5,162,816	250,000	250,000	4,483,971		10,766,604			5,000,000

[1]	Represents both quarter to date and year to date comparative amounts as the Company was formed on August 10, 2020.
[2]	On November 2, 2020, 750,000 founder shares were forfeited due to the underwriter not exercising its over-allotment option.
[3]	As revised for Class A shares subject to redemption (see Note 2).